Other Current Assets - Schedule of Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Value-Added Tax receivable	$ 460	$ 657
Advanced payment to suppliers	61	346
Deposits, current	5	5
Customer contract assets, current	22
Other current assets	25
Total other current assets	$ 573	$ 1,008